NOTES RECEIVABLE (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 0	$ 15,280,381
Bank Acceptance Note Receivable One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	0	7,207,727
Bank Acceptance Note Receivable Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	0	2,883,091
Bank Acceptance Note Receivable Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	0	1,441,545
Bank Acceptance Note Receivable Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	0	1,441,545
Bank Acceptance Note Receivable Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 0	$ 2,306,473